Financial Assets and Financial Liabilities - Schedule of Information About Remaining Contractual Maturities of Non-derivative Financial Liabilities (Detail) - Non-derivative financial liabilities category [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	₽ 389,230	₽ 420,727
Lease liabilities	30,304	9,739
Trade and other payables	34,852	31,715
Other financial liabilities	54,545	55,742
On demand [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	373,799	406,337
Lease liabilities	8,802	1,664
Trade and other payables	20,210	15,891
Payable in 1 year [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	7,998	7,185
Lease liabilities	3,992	5,186
Trade and other payables	14,642	15,270
Other financial liabilities	0
Payable in 2 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	5,024	4,520
Lease liabilities	3,122	908
Trade and other payables	0	352
Other financial liabilities	54,450
Payable in 3 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	2,325	2,550
Lease liabilities	1,230	886
Trade and other payables		186
Other financial liabilities	38	55,742
Payable in 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	14	16
Lease liabilities	643	745
Trade and other payables		16
Other financial liabilities	38
Payable later than 4 years [member]
Disclosure of detail information about remaining contractual maturities of non derivative financial liabilities [line items]
Loans and borrowings, including interest payable	70	119
Lease liabilities	12,515	₽ 350
Other financial liabilities	₽ 19